Consolidated Statement of Profit or Loss and Other Comprehensive Income/(Loss) - CHF (SFr)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statement Of Profit Or Loss And Other Comprehensive Income Loss Abstract
Revenue	SFr 1,222,998		SFr 63,882
Cost of Sales	(1,192,232)		(2,240,554)
Gross profit	30,766		(2,176,672)
Other operating income	255,820		460,710	174,475
Research and development	(3,563,883)	(3,393,710)	(8,939,037)	(2,862,979)	(3,325,281)
Sales and marketing	(2,129,881)		(1,498,218)
General and administrative	(2,076,383)	(3,062,199)	(4,946,576)	(2,594,662)	(3,933,863)
Operating loss	(7,483,561)	(6,455,909)	(17,099,793)	(5,283,166)	(7,259,144)
Interest income			3,219	258	17,882
Interest expense	(376,848)	(172,462)	(189,695)	(135,151)	(28,628)
Foreign currency exchange gain (loss), net	58,296	291,892	328,641	(333,553)	(219,573)
Revaluation (loss) gain from derivative financial instruments	450,847	(428,742)	(410,918)	(2,250,222)	663,725
Transaction costs	(1,137)			(219,615)
Loss before tax	(7,352,403)	(6,765,221)	(17,368,546)	(8,221,449)	(6,825,738)
Income tax gain/(loss)	46,085	10,642	(21,620)	21,284	193,837
Net loss attributable to owners of the Company	(7,306,318)	(6,754,579)	(17,390,166)	(8,200,165)	(6,631,901)
Items that will never be reclassified to profit or loss
Remeasurement of defined benefit liability, net of taxes of CHF 0.00	209,526	448,946	264,984	(26,118)	(72,010)
Items that are or may be reclassified to profit or loss
Foreign currency translation differences, net of taxes of CHF 0	(63,477)	(41,922)	772	88,862	16,446
Other comprehensive income/(loss), net of taxes of CHF 0	146,049	407,024	265,756	62,744	(55,564)
Total comprehensive loss attributable to owners of the Company	SFr (7,160,269)	SFr (6,347,555)	SFr (17,124,410)	SFr (8,137,421)	SFr (6,687,465)
Basic and diluted loss per share (in Francs per share)	SFr (9.43)	SFr (10.85)	SFr (1.31)	SFr (1.36)	SFr (2.28)